INCOME TAX (Schedule of Current and Deferred Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INCOME TAX [abstract]
Current taxes on profit for the year	$ 42,096	$ 35,884
Changes in estimates related to prior years	540	(101)
Total current tax expense (income) and adjustments for current tax of prior periods	42,636	35,783
Origination and reversal of temporary differences and foreign exchange rate	(16,899)	(20,826)
Changes in estimates related to prior years	6,879	(4,392)
Effect of differences in tax rates	(37)	232
Deferred tax expense (income)	(10,057)	(24,986)
Total tax expense	$ 32,579	$ 10,797